Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 154,265
2020	131,477
2021	71,018
2022	57,497
2023	51,216
Thereafter	87,434
Total	$ 552,907